Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Securities held to maturity, mortgaged related securities, pledged	$ 898,300	$ 651,300
Securities available for sale, other securities, pledged	379,800	721,000
Loans pledged to FHLB, collateral for wholesale borrowings	33,500,000	32,600,000
Commitments	2,851,096
Commitments to purchase securities	19,800
Total loan commitments
Loss Contingencies [Line Items]
Commitments	2,475,220	2,000,000
Commercial, performance stand-by, and financial stand-by letters of credit
Loss Contingencies [Line Items]
Commitments	$ 375,876	$ 509,900